Derivatives and Hedging Activities - Summary of Cash Flow Hedge Instruments (Detail) - Cash flow hedge instruments - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Notional amount, derivative assets	$ 545,638,000	$ 367,330,000
Notional amount, derivative liabilities	42,207,000	47,447,000
Notional amount, total	587,845,000	414,777,000
Fair value, derivative assets	44,570,000	16,027,000
Fair value, derivative liabilities	(1,815,000)	(813,000)
Fair value, total	42,755,000	15,214,000
Accumulated Other Comprehensive Income (Loss) (2)(3)
Derivatives, Fair Value [Line Items]
Fair value, derivative assets	42,634,000	34,578,000
Fair value, derivative liabilities	(1,453,000)	(19,709,000)
Fair value, total	41,181,000	14,869,000
Net gain related to cash flow hedges recorded in accumulated other comprehensive income (loss) that is expected to be recognized in next 12 months	$ 31,896,000	$ 12,940